Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	16.84%	23.28%	17.73%	(22.44%)	37.59%	28.79%	24.85%	(13.73%)	19.10%	32.04%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	17.44%	33.84%	33.10%	(38.56%)	39.70%	53.28%	22.63%	(6.76%)	33.23%	10.54%
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	15.87%	20.41%	21.53%	(24.43%)	9.86%	40.49%	15.48%	(4.01%)	8.58%
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	8.60%	0.03%	5.71%